riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income,” and, together with the Large Growth Fund, the Wedgewood Fund, the Short Term High Yield Fund, the Long/Short Opportunity Fund and the Floating Rate CMBS Fund, the “Funds”)

Supplement dated September 18, 2020 to:

•	the Wedgewood Fund’s Summary Prospectus, dated January 28, 2020, as supplemented (the “Summary Prospectus”);
•	the Funds’ Statutory Prospectus, dated January 28, 2020, as supplemented (the “Statutory Prospectus”); and
•	the Funds’ Statement of Additional Information, dated January 28, 2020, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus, the Statutory Prospectus and the SAI and should be read in conjunction with each such document.

Effective September 25, 2020, the name of the RiverPark/Wedgewood Fund is changed to the “Wedgewood Fund.” Accordingly, as of September 25, 2020, throughout the Summary Prospectus, the Statutory Prospectus and the SAI, all references to the “RiverPark/Wedgewood Fund” or to “RiverPark/Wedgewood” are removed and replaced with the “Wedgewood Fund”.

Please retain this supplement for future reference.

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